Stock-Based Compensation - Stock Options Outstanding Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Schedule Of Stock Options [Line Items]
Outstanding Options, Shares	63,171,918
Outstanding Options, Weighted average remaining contractual Life (Years)	4 years 10 months 24 days
Weighted Average Exercisable Price, Outstanding	$ 28.83
Exercisable Options, Shares	50,671,654
Exercisable Options, weighted- Average Exercisable Price	$ 30.12
Exercise Prices Range $11.02-$15.00 [Member]
Schedule Of Stock Options [Line Items]
Lower range limit of Exercise Prices	$ 11.02
Upper range limit of Exercise Prices	$ 15.00
Outstanding Options, Shares	6,877,581
Outstanding Options, Weighted average remaining contractual Life (Years)	6 years 1 month 6 days
Weighted Average Exercisable Price, Outstanding	$ 11.39
Exercisable Options, Shares	3,922,950
Exercisable Options, weighted- Average Exercisable Price	$ 11.37
Exercise Prices Range $15.01-$20.00 [Member]
Schedule Of Stock Options [Line Items]
Lower range limit of Exercise Prices	$ 15.01
Upper range limit of Exercise Prices	$ 20.00
Outstanding Options, Shares	186,439
Outstanding Options, Weighted average remaining contractual Life (Years)	3 years 8 months 12 days
Weighted Average Exercisable Price, Outstanding	$ 19.35
Exercisable Options, Shares	171,651
Exercisable Options, weighted- Average Exercisable Price	$ 19.47
Exercise Prices Range $20.01-$25.00 [Member]
Schedule Of Stock Options [Line Items]
Lower range limit of Exercise Prices	$ 20.01
Upper range limit of Exercise Prices	$ 25.00
Outstanding Options, Shares	4,241,644
Outstanding Options, Weighted average remaining contractual Life (Years)	7 years 1 month 6 days
Weighted Average Exercisable Price, Outstanding	$ 23.82
Exercisable Options, Shares	1,831,981
Exercisable Options, weighted- Average Exercisable Price	$ 23.79
Exercise Prices Range $25.01-$30.00 [Member]
Schedule Of Stock Options [Line Items]
Lower range limit of Exercise Prices	$ 25.01
Upper range limit of Exercise Prices	$ 30.00
Outstanding Options, Shares	17,691,503
Outstanding Options, Weighted average remaining contractual Life (Years)	5 years 4 months 24 days
Weighted Average Exercisable Price, Outstanding	$ 29.05
Exercisable Options, Shares	10,591,999
Exercisable Options, weighted- Average Exercisable Price	$ 29.36
Exercise Prices Range $30.01-$35.00 [Member]
Schedule Of Stock Options [Line Items]
Lower range limit of Exercise Prices	$ 30.01
Upper range limit of Exercise Prices	$ 35.00
Outstanding Options, Shares	24,669,720
Outstanding Options, Weighted average remaining contractual Life (Years)	4 years 2 months 12 days
Weighted Average Exercisable Price, Outstanding	$ 31.69
Exercisable Options, Shares	24,648,451
Exercisable Options, weighted- Average Exercisable Price	$ 31.69
Exercise Prices Range $35.01-$36.25 [Member]
Schedule Of Stock Options [Line Items]
Lower range limit of Exercise Prices	$ 35.01
Upper range limit of Exercise Prices	$ 36.25
Outstanding Options, Shares	9,505,031
Outstanding Options, Weighted average remaining contractual Life (Years)	4 years
Weighted Average Exercisable Price, Outstanding	$ 36.06
Exercisable Options, Shares	9,504,622
Exercisable Options, weighted- Average Exercisable Price	$ 36.06